13F-HR
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<FILENAME>ais13f033111.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Argi Investment Services, LLC
Address: 1914 Stanley Gault Parkway
         Louisville, KY 40223
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jan Peebles
Title:	Director of Compliance
Phone:	502-753-0609
Signature,	Place,		and Date of Signing:
Jan Peebles 	Louisville, KY	May 16, 2011
Report Type (Check only one.):
[X]13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	55
Form 13F Information Table Value Total:	$188,153

List of Other Included Managers:	NONE

No. 13F File Number

FORM 13F INFORMATION TABLE
				      VALUE   SHRS OR    SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP  (X$1000) PRN AMT    PRN  CALL  DSCRETN  MGRS  SOLE SHARED  NONE
AT&T Inc.	COM	00206R102       489   15959      SH 	     SOLE            0    0   15959
Altria Group	COM     02209S103       275   10580.131  SH	     SOLE	     0    0   10580.131
Apple Inc	COM	037833100       617    1771      SH          SOLE	     0	  0    1771
Chevron Corp	COM	166764100       397    3691	 SH          SOLE            0    0    3691
Cisco Sys	COM	17275R102       294   17119	 SH	     SOLE	     0    0   17119
Citigroup Inc	COM	172967101       185   41875      SH          SOLE	     0    0   41875
Coca Cola Co	COM	191216100       202    3051      SH          SOLE	     0	  0    3051
Exxon Mobil 	COM	30231G102       380    4156      SH          SOLE	     0    0    4156
GE		COM	369604103      6732  335769.74   SH          SOLE	     0    0  335769.74
Google Inc   	CL A	38259P508       262     446      SH          SOLE	     0    0     446
IBM		COM	459200101       225    1379      SH          SOLE	     0    0    1379
iShares Barclys Tips BD	464287176     20269  185953.722  SH          SOLE	     0    0  185953.722
iShares MSCI Emerg Mkt	464287234       328    6744      SH          SOLE	     0    0    6744
iShares IBOXX Inv CPBD	464287242     14206  131421.838  SH          SOLE	     0    0  131421.838
iShares S&P 500 Grw	464287309       235    3419      SH          SOLE	     0    0    3419
iShares S&P 500 Value	464287408       220    3478      SH          SOLE	     0    0    3478
iShares Barclys 1-3Yr	464287457     17076  203923.582  SH          SOLE	     0    0  203923.582
iShares MSCI EAFE Index	464287465       643   10706      SH          SOLE	     0    0   10706
iShares S&P Midcap 400	464287507       906    9232      SH          SOLE	     0    0    9232
iShares S&P MC 400 Grw	464287606      1784   16165.826  SH          SOLE	     0    0   16165.826
iShares S&P MC 400 VL	464287705      1301   15093.37   SH          SOLE	     0    0   15093.37
iShares DJ US Real Est	464287739      1901   31985.386  SH          SOLE	     0    0   31985.386
iShares S&P SMLCP VL	464287879      7643   100416.662 SH          SOLE	     0    0  100416.662
iShares S&P SMLCP Grw	464287887      2201   27858.668  SH          SOLE	     0    0   27858.668
iShares S&P Ntl AMTFree	464288414       200    2016      SH          SOLE	     0    0    2016
iShares S&P Asia 50 Idx	464288430      2246   46954      SH          SOLE	     0    0   46954
iShares High Yld Corp	464288513      3184   34619.165  SH          SOLE	     0    0   34619.165
iShares Barclys 1-3YrCr	464288646      1959   18881      SH          SOLE	     0    0   18881
iShares Barclys Sh Trea	464288679      1260   11429      SH          SOLE	     0    0   11429
MKTVEC Short Muni Idx	57060U803       755   44096.634  SH          SOLE	     0    0   44096.634
MKTVEC Intermed. Muni 	57060U845       303   14391.518  SH          SOLE	     0    0   14391.518
Monolithic Pwr	COM	609839105       157   11079      SH          SOLE	     0    0   11079
Oracle Corp	COM	68389X105       329    9832      SH          SOLE	     0    0    9832
Pepsico Inc	COM	713448108       263    4085 	 SH          SOLE	     0    0    4085
Philip Morris	COM	718172109       287    4368	 SH	     SOLE	     0    0    4368
Powershares DB Cmdty	73935S105      6317  207372      SH          SOLE	     0    0  207372
Proctor Gamble	COM     742718109       337    5472      SH          SOLE	     0    0    5472
Rydex S&P 500 Eq. Trd	78355W106     26029  516591.512  SH          SOLE	     0    0  516591.512
SPDR Brclys High Yld	78464A417      6805  168196.881  SH          SOLE	     0    0  168196.881
UPS		CL B	911312106       808   10871      SH          SOLE	     0    0   10871
Vanguard Total BD Mkt	921937835       528    6606      SH          SOLE	     0    0    6606
Vanguard All Wrld Ex US	922042775      2211   45354      SH          SOLE	     0    0   45354
Vanguard MSCI Ermg Mkt	922042858     12589  257673.902  SH          SOLE	     0    0  257673.902
Vanguard MSCI Pacific	922042866      5824  104614      SH          SOLE	     0    0  104614
Vanguard MSCI Europe	922042874      9740  187818.58   SH          SOLE	     0    0  187818.58
Vanguard Intl MCAP Vl	922908512      2741   48154.005  SH          SOLE	     0    0   48154.005
Vanguard Intl MCAP Grw	922908538      5020   74256.004  SH          SOLE	     0    0   74256.004
Vanguard REIT ETF	922908553      7179  123239      SH          SOLE	     0    0  123239
Vanguard MSCI SCAP Grw	922908595      5398   62674.119  SH          SOLE	     0    0   62674.119
Vanguard SCAP Value	922908611       779   10973.488  SH          SOLE	     0    0   10973.488
Vanguard Grw ETF	922908736       301    4687.485  SH          SOLE	     0    0    4687.485
Vanguard Value ETF	922908744       204    3591.261  SH          SOLE	     0    0    3591.261
Vanguard Stock Mkt ETF	922908769      3791   55526      SH          SOLE	     0    0   55526
YUM! Brands Inc	COM	988498101      1678   32653      SH          SOLE	     0    0   32653
Marvell Tech.	COM     G5876H105       160   10301      SH          SOLE	     0    0   10301
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